Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds, Inc.
Entity Central Index Key	0000355916
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000141138
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class I Shares
Trading Symbol	BVDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	7.85%	14.06%	7.87%	6.22%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	6.39	12.49	6.52	5.78
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Net Assets...
$527,873,224
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
42%

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed a different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 527,873,224
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
51.9%
Fixed-Income Funds...
28.6
Short-Term Securities...
19.5

C000141139
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class III Shares
Trading Symbol	BDAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.68%	13.69%	7.59%	5.96%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	6.39	12.49	6.52	5.78
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Net Assets...
$527,873,224
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
42%

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed a different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 527,873,224
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
51.9%
Fixed-Income Funds...
28.6
Short-Term Securities...
19.5

C000007905
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGCCI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	16.46%	26.23%	14.35%	12.26%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$194,935,863
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
56%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 194,935,863
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.2%
Health Care...
12.9
Financials...
11.8
Consumer Discretionary...
10.8
Industrials...
10.4
Communication Services...
9.6
Consumer Staples...
4.3
Energy...
3.1
Utilities...
1.4
Real Estate...
1.3
Materials...
1.1
Short-Term Securities...
5.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007906
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class II Shares
Trading Symbol	LGCII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	16.41%	26.03%	14.15%	12.07%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$194,935,863
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
56%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 194,935,863
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.2%
Health Care...
12.9
Financials...
11.8
Consumer Discretionary...
10.8
Industrials...
10.4
Communication Services...
9.6
Consumer Staples...
4.3
Energy...
3.1
Utilities...
1.4
Real Estate...
1.3
Materials...
1.1
Short-Term Securities...
5.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007907
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class III Shares
Trading Symbol	LCIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	16.33%	25.93%	14.05%	11.96%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$194,935,863
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
56%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 194,935,863
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.2%
Health Care...
12.9
Financials...
11.8
Consumer Discretionary...
10.8
Industrials...
10.4
Communication Services...
9.6
Consumer Staples...
4.3
Energy...
3.1
Utilities...
1.4
Real Estate...
1.3
Materials...
1.1
Short-Term Securities...
5.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007911
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	LCATT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	9.09%	17.88%	10.01%	9.13%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$105,422,520
Number of Portfolio Holdings...
195
Portfolio Turnover Rate...
64%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 105,422,520
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.3%
Health Care...
16.6
Industrials...
15.2
Information Technology...
10.3
Energy...
6.9
Consumer Staples...
6.8
Consumer Discretionary...
5.8
Communication Services...
5.1
Utilities...
4.4
Real Estate...
3.5
Materials...
3.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(5.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007913
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	LVIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	8.95%	17.47%	9.71%	8.82%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$105,422,520
Number of Portfolio Holdings...
195
Portfolio Turnover Rate...
64%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 105,422,520
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.3%
Health Care...
16.6
Industrials...
15.2
Information Technology...
10.3
Energy...
6.9
Consumer Staples...
6.8
Consumer Discretionary...
5.8
Communication Services...
5.1
Utilities...
4.4
Real Estate...
3.5
Materials...
3.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(5.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007914
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class I Shares
Trading Symbol	SMCPI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	2.64%	12.63%	8.62%	8.03%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2500™ Index...
	2.35	10.47	8.31	7.99
Net Assets...
$154,132,421
Number of Portfolio Holdings...
466
Portfolio Turnover Rate...
60%

The Fund's returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 154,132,421
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.3%
Financials...
14.5
Health Care...
14.0
Consumer Discretionary...
14.0
Information Technology...
13.7
Real Estate...
5.6
Energy...
5.3
Materials...
4.3
Consumer Staples...
2.8
Utilities...
2.6
Communication Services...
2.1
Short-Term Securities...
13.8
Liabilities in Excess of Other Assets...
(13.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007916
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class III Shares
Trading Symbol	SCIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	2.53%	12.37%	8.35%	7.78%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2500™ Index...
	2.35	10.47	8.31	7.99
Net Assets...
$154,132,421
Number of Portfolio Holdings...
466
Portfolio Turnover Rate...
60%

The Fund's returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 154,132,421
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.3%
Financials...
14.5
Health Care...
14.0
Consumer Discretionary...
14.0
Information Technology...
13.7
Real Estate...
5.6
Energy...
5.3
Materials...
4.3
Consumer Staples...
2.8
Utilities...
2.6
Communication Services...
2.1
Short-Term Securities...
13.8
Liabilities in Excess of Other Assets...
(13.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007923
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	BAVLI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	6.18%	12.96%	9.94%	7.60%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$317,651,951
Number of Portfolio Holdings...
71
Portfolio Turnover Rate...
20%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 317,651,951
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.0%
Health Care...
17.9
Industrials...
14.1
Consumer Discretionary...
9.2
Information Technology...
8.5
Energy...
8.3
Communication Services...
8.2
Consumer Staples...
5.2
Utilities...
3.3
Materials...
3.2
Short-Term Securities...
13.5
Liabilities in Excess of Other Assets...
(12.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007925
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	BVIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	6.03%	12.67%	9.63%	7.30%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$317,651,951
Number of Portfolio Holdings...
71
Portfolio Turnover Rate...
20%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 317,651,951
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.0%
Health Care...
17.9
Industrials...
14.1
Consumer Discretionary...
9.2
Information Technology...
8.5
Energy...
8.3
Communication Services...
8.2
Consumer Staples...
5.2
Utilities...
3.3
Materials...
3.2
Short-Term Securities...
13.5
Liabilities in Excess of Other Assets...
(12.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007932
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class I Shares
Trading Symbol	FDGRI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$40	0.71%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	23.18%	37.25%	15.96%	15.15%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$79,286,920
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,286,920
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.4%
Communication Services...
13.5
Consumer Discretionary...
12.7
Health Care...
10.0
Financials...
8.0
Industrials...
4.8
Real Estate...
1.0
Materials...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007934
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class III Shares
Trading Symbol	FGIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$55	0.99%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	23.06%	36.96%	15.68%	14.85%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$79,286,920
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,286,920
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.4%
Communication Services...
13.5
Consumer Discretionary...
12.7
Health Care...
10.0
Financials...
8.0
Industrials...
4.8
Real Estate...
1.0
Materials...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007917
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class I Shares
Trading Symbol	UTTLI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	7.16%	13.19%	9.88%	9.25%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$308,873,260
Number of Portfolio Holdings...
94
Portfolio Turnover Rate...
24%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 308,873,260
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.1%
Health Care...
18.0
Industrials...
10.5
Information Technology...
8.1
Energy...
7.8
Consumer Staples...
6.8
Communication Services...
6.3
Consumer Discretionary...
5.6
Utilities...
4.6
Materials...
3.4
Real Estate...
1.5
Short-Term Securities...
11.3
Liabilities in Excess of Other Assets...
(7.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007919
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class III Shares
Trading Symbol	UTIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.02%	12.95%	9.61%	8.99%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$308,873,260
Number of Portfolio Holdings...
94
Portfolio Turnover Rate...
24%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 308,873,260
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.1%
Health Care...
18.0
Industrials...
10.5
Information Technology...
8.1
Energy...
7.8
Consumer Staples...
6.8
Communication Services...
6.3
Consumer Discretionary...
5.6
Utilities...
4.6
Materials...
3.4
Real Estate...
1.5
Short-Term Securities...
11.3
Liabilities in Excess of Other Assets...
(7.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007938
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class I Shares
Trading Symbol	GLALI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	6.32%	11.92%	6.78%	5.14%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,457,940,653
Holdings Count | Holding	2,421
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,457,940,653
Number of Portfolio Holdings...
2,421
Portfolio Turnover Rate...
82%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.6%	-%	63.6%
United Kingdom...
	4.8	-	4.8
Japan...
	4.8	-	4.8
Netherlands...
	3.4	-	3.4
France...
	2.9	-	2.9
Germany...
	2.1	-	2.1
Canada...
	2.1	-	2.1
Spain...
	1.8	-	1.8
Italy...
	1.8	-	1.8
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	11.2	-	11.2
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000007939
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class II Shares
Trading Symbol	GLAII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	6.23%	11.77%	6.62%	4.98%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,457,940,653
Holdings Count | Holding	2,421
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,457,940,653
Number of Portfolio Holdings...
2,421
Portfolio Turnover Rate...
82%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.6%	-%	63.6%
United Kingdom...
	4.8	-	4.8
Japan...
	4.8	-	4.8
Netherlands...
	3.4	-	3.4
France...
	2.9	-	2.9
Germany...
	2.1	-	2.1
Canada...
	2.1	-	2.1
Spain...
	1.8	-	1.8
Italy...
	1.8	-	1.8
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	11.2	-	11.2
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000007940
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class III Shares
Trading Symbol	GAIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	6.22%	11.67%	6.51%	4.89%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,457,940,653
Holdings Count | Holding	2,421
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,457,940,653
Number of Portfolio Holdings...
2,421
Portfolio Turnover Rate...
82%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.6%	-%	63.6%
United Kingdom...
	4.8	-	4.8
Japan...
	4.8	-	4.8
Netherlands...
	3.4	-	3.4
France...
	2.9	-	2.9
Germany...
	2.1	-	2.1
Canada...
	2.1	-	2.1
Spain...
	1.8	-	1.8
Italy...
	1.8	-	1.8
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	11.2	-	11.2
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000007929
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market V.I. Fund
Class Name	Class I Shares
Trading Symbol	DMMKI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 256,117,384
Holdings Count | Holding	99
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$256,117,384
Number of Portfolio Holdings...
99

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Class I Shares ...
5.05%	5.05%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000195945
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BIIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	5.27%	10.95%	6.45%	4.20%
MSCI EAFE Index ...
	5.34	11.54	6.46	4.33
Net Assets...
$212,203,237
Number of Portfolio Holdings...
751
Portfolio Turnover Rate...
2%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 212,203,237
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	2.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.6%
United Kingdom...
11.2
France...
9.4
Germany...
8.5
United States...
8.3
Australia...
7.5
Switzerland...
6.3
Netherlands...
4.9
Denmark...
3.9
Sweden...
3.2
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
1.3
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000225417
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	5.20%	10.77%	6.18%	3.94%
MSCI EAFE Index ...
	5.34	11.54	6.46	4.33
Net Assets...
$212,203,237
Number of Portfolio Holdings...
751
Portfolio Turnover Rate...
2%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 212,203,237
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	2.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.6%
United Kingdom...
11.2
France...
9.4
Germany...
8.5
United States...
8.3
Australia...
7.5
Switzerland...
6.3
Netherlands...
4.9
Denmark...
3.9
Sweden...
3.2
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
1.3
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000007920
Shareholder Report [Line Items]
Fund Name	BlackRock International V.I. Fund
Class Name	Class I Shares
Trading Symbol	IVVVI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	1.98%	7.32%	6.09%	3.96%
MSCI ACWI ex USA Index...
	5.69	11.62	5.55	3.84
Net Assets...
$78,123,558
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
37%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 78,123,558
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	37.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
15.2%
United States...
12.5
Germany...
11.8
United Kingdom...
10.2
Canada...
10.0
France...
7.3
Denmark...
6.4
Netherlands...
6.0
China...
4.7
Taiwan...
4.1
OtherFootnote Reference(a)...
10.5
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

C000007908
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGGGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$45	0.81%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	22.40%	36.47%	15.90%	15.33%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$268,316,852
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed a different investment strategies under the name BlackRock Large Cap Growth V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 268,316,852
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.3%
Communication Services...
12.7
Consumer Discretionary...
12.5
Health Care...
10.3
Financials...
8.3
Industrials...
5.0
Real Estate...
1.1
Materials...
1.0
Short-Term Securities...
0.0Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
Footnote(b)	Rounds to less than 0.1%.

C000007910
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class III Shares
Trading Symbol	LGIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$59	1.06%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	22.26%	36.17%	15.61%	15.04%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$268,316,852
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed a different investment strategies under the name BlackRock Large Cap Growth V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 268,316,852
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.3%
Communication Services...
12.7
Consumer Discretionary...
12.5
Health Care...
10.3
Financials...
8.3
Industrials...
5.0
Real Estate...
1.1
Materials...
1.0
Short-Term Securities...
0.0Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
Footnote(b)	Rounds to less than 0.1%.

C000007899
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class I Shares
Trading Symbol	AMBLI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	7.55%	8.43%	4.56%	3.01%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51
FTSE WGBI (hedged into USD)...
	(0.57)	2.75	(0.58)	1.68
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	5.26	10.91	5.28	5.28
Net Assets...
$165,243,865
Number of Portfolio Holdings...
848
Portfolio Turnover Rate...
76%

On December 1,2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S.Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 165,243,865
Holdings Count | Holding	848
InvestmentCompanyPortfolioTurnover	76.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
100.0%
Corporate Bonds...
0.0Footnote Reference(b)
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000007901
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class III Shares
Trading Symbol	ABIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.49%	8.26%	4.31%	2.76%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51
FTSE WGBI (hedged into USD)...
	(0.57)	2.75	(0.58)	1.68
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	5.26	10.91	5.28	5.28
Net Assets...
$165,243,865
Number of Portfolio Holdings...
848
Portfolio Turnover Rate...
76%

On December 1,2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S.Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 165,243,865
Holdings Count | Holding	848
InvestmentCompanyPortfolioTurnover	76.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
100.0%
Corporate Bonds...
0.0Footnote Reference(b)
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000007902
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	IDXVI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$8	0.14%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	15.20%	24.48%	14.90%	12.64%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Net Assets...
$2,710,305,660
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
1%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,710,305,660
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
12.4
Health Care...
11.7
Consumer Discretionary...
9.9
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.8
Energy...
3.6
Utilities...
2.2
Materials...
2.2
Real Estate...
2.1
Short-Term Securities...
3.1
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007903
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class II Shares
Trading Symbol	IXVII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	15.11%	24.25%	14.72%	12.47%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Net Assets...
$2,710,305,660
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
1%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,710,305,660
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
12.4
Health Care...
11.7
Consumer Discretionary...
9.9
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.8
Energy...
3.6
Utilities...
2.2
Materials...
2.2
Real Estate...
2.1
Short-Term Securities...
3.1
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000007904
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	IVIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	15.05%	24.14%	14.61%	12.36%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Net Assets...
$2,710,305,660
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
1%

The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,710,305,660
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
12.4
Health Care...
11.7
Consumer Discretionary...
9.9
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.8
Energy...
3.6
Utilities...
2.2
Materials...
2.2
Real Estate...
2.1
Short-Term Securities...
3.1
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000195946
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BSIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	1.59%	9.74%	6.78%	6.77%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2000® Index...
	1.73	10.06	6.94	7.00
Net Assets...
$310,175,025
Number of Portfolio Holdings...
2,018
Portfolio Turnover Rate...
12%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 310,175,025
Holdings Count | Holding	2,018
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
17.2%
Health Care...
17.1
Financials...
17.1
Information Technology...
13.3
Consumer Discretionary...
9.9
Energy...
6.6
Real Estate...
6.0
Materials...
4.5
Consumer Staples...
2.7
Utilities...
2.7
Communication Services...
2.5
Short-Term Securities...
15.4
Liabilities in Excess of Other Assets...
(15.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000225418
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	1.51%	9.57%	6.52%	6.51%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2000® Index...
	1.73	10.06	6.94	7.00
Net Assets...
$310,175,025
Number of Portfolio Holdings...
2,018
Portfolio Turnover Rate...
12%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 310,175,025
Holdings Count | Holding	2,018
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
17.2%
Health Care...
17.1
Financials...
17.1
Information Technology...
13.3
Consumer Discretionary...
9.9
Energy...
6.6
Real Estate...
6.0
Materials...
4.5
Consumer Staples...
2.7
Utilities...
2.7
Communication Services...
2.5
Short-Term Securities...
15.4
Liabilities in Excess of Other Assets...
(15.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.